Basis of Presentation and General Information - Vessel Under Commercial and Technical Management (Table) (Details)	12 Months Ended
Dec. 31, 2014
Kymopolia
Vessel
DWT	176,990
Effective Date of Management Agreement	January 30, 2014
Year Built	2006
Obelix
Vessel
DWT	181,433
Effective Date of Management Agreement	October 19, 2012
Year Built	2011
Pantagruel
Vessel
DWT	180,181
Effective Date of Management Agreement	October 24, 2013
Year Built	2004
Big Bang
Vessel
DWT	174,109
Effective Date of Management Agreement	August 30, 2013
Year Built	2007
Big Fish
Vessel
DWT	177,662
Effective Date of Management Agreement	October 18, 2013
Year Built	2004
Madredeus
Vessel
DWT	98,681
Effective Date of Management Agreement	February 4, 2014
Year Built	2011
Amami
Vessel
DWT	98,681
Effective Date of Management Agreement	February 4, 2014
Year Built	2011
Pendulum
Vessel
DWT	82,619
Effective Date of Management Agreement	February 17, 2014
Year Built	2006
Mercurial Virgo
Vessel
DWT	81,545
Effective Date of Management Agreement	February 17, 2014
Year Built	2011
Renascentia
Vessel
DWT	74,732
Effective Date of Management Agreement	June 20, 2013
Year Built	1999
Marto
Vessel
DWT	74,470
Effective Date of Management Agreement	August 2, 2013
Year Built	2001
Strange Attractor
Vessel
DWT	55,742
Effective Date of Management Agreement	September 24, 2013
Year Built	2006
Maiden Voyage
Vessel
DWT	58,722
Effective Date of Management Agreement	September 28, 2012
Year Built	2012
Serenity I
Vessel
DWT	53,688
Effective Date of Management Agreement	June 11, 2011
Year Built	2006